Supplement dated June 30, 2023 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2023 and May 1, 2023, Natixis Funds Statements of Additional Information, dated February 1, 2023, April 1, 2023, May 1, 2023 and June 1, 2023, and the Natixis ETFs Statements of Additional Information, dated May 1, 2023 and June 29, 2023, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Mirova Global Green Bond Fund
Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund
Gateway Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Focused Growth ETF
Loomis Sayles Credit Income Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Fixed Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Allocation Fund	Natixis Oakmark International Fund
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles International Growth Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles Investment Grade Fixed Income Fund	Natixis Sustainable Future 2065 Fund®
Loomis Sayles Limited Term Government and Agency Fund	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Securitized Asset Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Small Cap Growth Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles Small Cap Value Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Small/Mid Cap Growth Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Strategic Income Fund

Effective July 1, 2023, Wendell J. Knox will retire from the Board of Trustees. Accordingly, effective July 1, 2023, all references to Mr. Knox and corresponding disclosure related to Mr. Knox are hereby removed from the Statements of Additional Information.

Effective July 1, 2023, Maureen B. Mitchell has resigned from the Governance Committee and has been appointed as Chairperson of the Contract Review Committee. Edmond T. English has resigned as Chairperson of the Governance Committee but will remain as a member of the Governance Committee. Martin T. Meehan has been appointed as Chairperson of the Governance Committee and James P. Palermo has joined as a member of the Governance Committee. Peter J. Smail has resigned from the Audit Committee and has joined as a member of the Contract Review Committee.

Accordingly, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect the above stated changes. In addition, the list of the members of the Audit Committee, Contract Review Committee and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee
Cynthia L. Walker – Chairperson	Maureen B. Mitchell – Chairperson	Martin T. Meehan – Chairperson
Richard A. Goglia	Edmond J. English	Edmond J. English
James P. Palermo	Martin T. Meehan	Richard A. Goglia
Kirk A. Sykes	Peter J. Smail	James P. Palermo
Kirk A. Sykes

As Chairperson of the Board, Mr. Sirri is an ex officio member of each Committee.